Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0001302215
Registrant Name	HOULIHAN LOKEY, INC.
Registration File Number	333-298200
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES